Property And Equipment - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 155,839
Depreciation	(16,300)	$ (5,100)
Purchase related to sale-leaseback transactions	78,272	91,673
Ending Balance	195,231	155,839
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	162,558	41,350
Additions	70,694	105,428
Transfers	0	0
Disposals	(381)
Purchase related to sale-leaseback transactions		37,062
Sales related to sale-leaseback transactions	(33,486)	(37,062)
Additions from acquisition	18,625
Business acquisitions		15,780
Effect of foreign exchange and other adjustments	(230)
Ending Balance	217,780	162,558
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6,719)	(1,629)
Depreciation	(16,287)	(5,090)
Sales related to sale-leaseback transactions	457
Ending Balance	(22,549)	(6,719)
Land and Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	27,575
Ending Balance	7,960	27,575
Land and Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	28,007	11,125
Additions	1,055	3,683
Transfers	1,728	5,397
Disposals	0
Purchase related to sale-leaseback transactions		37,062
Sales related to sale-leaseback transactions	(22,083)	(37,062)
Additions from acquisition	0
Business acquisitions		7,802
Effect of foreign exchange and other adjustments	0
Ending Balance	8,707	28,007
Land and Buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(432)	(50)
Depreciation	(315)	(382)
Sales related to sale-leaseback transactions	0
Ending Balance	(747)	(432)
Machinery and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,402
Ending Balance	19,966	14,402
Machinery and Equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	15,650	4,449
Additions	5,908	9,473
Transfers	1,290	694
Disposals	(110)
Purchase related to sale-leaseback transactions		0
Sales related to sale-leaseback transactions	0	0
Additions from acquisition	455
Business acquisitions		1,034
Effect of foreign exchange and other adjustments	6
Ending Balance	23,199	15,650
Machinery and Equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,248)	(335)
Depreciation	(1,985)	(913)
Sales related to sale-leaseback transactions	0
Ending Balance	(3,233)	(1,248)
Fixtures and Fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,464
Ending Balance	14,423	9,464
Fixtures and Fittings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10,458	2,088
Additions	4,804	7,635
Transfers	2,191	0
Disposals	(33)
Purchase related to sale-leaseback transactions		0
Sales related to sale-leaseback transactions	0	0
Additions from acquisition	473
Business acquisitions		735
Effect of foreign exchange and other adjustments	(273)
Ending Balance	17,620	10,458
Fixtures and Fittings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(994)	(234)
Depreciation	(2,203)	(760)
Sales related to sale-leaseback transactions	0
Ending Balance	(3,197)	(994)
Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	59,823
Ending Balance	128,438	59,823
Leasehold Improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	62,965	17,828
Additions	10,415	36,793
Transfers	56,401	4,837
Disposals	(214)
Purchase related to sale-leaseback transactions		0
Sales related to sale-leaseback transactions	0	0
Additions from acquisition	11,615
Business acquisitions		3,507
Effect of foreign exchange and other adjustments	130
Ending Balance	141,312	62,965
Leasehold Improvements [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,142)	(633)
Depreciation	(10,189)	(2,509)
Sales related to sale-leaseback transactions	457
Ending Balance	(12,874)	(3,142)
Website Computer Equipment and Software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,972
Ending Balance	3,762	1,972
Website Computer Equipment and Software [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,715	1,096
Additions	2,409	1,446
Transfers	125	0
Disposals	(24)
Purchase related to sale-leaseback transactions		0
Sales related to sale-leaseback transactions	0	0
Additions from acquisition	585
Business acquisitions		173
Effect of foreign exchange and other adjustments	(43)
Ending Balance	5,767	2,715
Website Computer Equipment and Software [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(743)	(327)
Depreciation	(1,262)	(416)
Sales related to sale-leaseback transactions	0
Ending Balance	(2,005)	(743)
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	555
Ending Balance	1,452	555
Vehicles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	715	386
Additions	878	295
Transfers	21	0
Disposals	0
Purchase related to sale-leaseback transactions		0
Sales related to sale-leaseback transactions	0	0
Additions from acquisition	331
Business acquisitions		34
Effect of foreign exchange and other adjustments	0
Ending Balance	1,945	715
Vehicles [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(160)	(50)
Depreciation	(333)	(110)
Sales related to sale-leaseback transactions	0
Ending Balance	(493)	(160)
Construction In Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	42,048
Ending Balance	19,230	42,048
Construction In Progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	42,048	4,378
Additions	45,225	46,103
Transfers	(61,756)	(10,928)
Disposals	0
Purchase related to sale-leaseback transactions		0
Sales related to sale-leaseback transactions	(11,403)	0
Additions from acquisition	5,166
Business acquisitions		2,495
Effect of foreign exchange and other adjustments	(50)
Ending Balance	19,230	42,048
Construction In Progress [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Depreciation	0	0
Sales related to sale-leaseback transactions	0
Ending Balance	$ 0	$ 0